PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
Voya Strategic Allocation
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0 .9%
21,210  Vanguard Long-Term
Treasury ETF
$ 1,177,367
0 .9
Total Exchange-Traded
Funds
(Cost $1,330,910)
1,177,367
0 .9
MUTUAL FUNDS : 99 .0%
Affiliated Investment Companies : 99 .0%
2,165,415  Voya Intermediate
Bond Fund - Class R6
17,972,941
14 .1
1,213,408  Voya Large Cap Value
Portfolio - Class R6
6,431,062
5 .1
282,130  Voya Limited Maturity
Bond Portfolio - Class I
2,629,449
2 .1
1,255,324
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
5,724,276
4 .5
426,087  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,804,955
3 .0
682,461  Voya Multi-Manager
International Equity
Fund - Class I
6,224,044
4 .9
668,990  Voya Multi-Manager
International Factors
Fund - Class I
5,746,624
4 .5
654,868  Voya Multi-Manager
Mid Cap Value Fund
- Class I
5,671,159
4 .5
143,367  Voya Short Term Bond
Fund - Class R6
1,316,109
1 .0
72,549
(1)
Voya Small Cap
Growth Fund - Class
R6
2,571,868
2 .0
288,500  Voya Small Company
Fund - Class R6
3,839,937
3 .0
3,258,337  Voya U.S. Stock Index
Portfolio - Class I
52,687,307
41 .4
567,518  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
5,011,186
3 .9
84,661  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
6,398,684
5 .0
126,029,601
99 .0
Total Mutual Funds
(Cost $128,805,503)
126,029,601
99 .0
Total Long-Term
Investments
(Cost $130,136,413)
127,206,968
99 .9
Total Investments in
Securities
(Cost $130,136,413) $ 127,206,968 99 .9
Assets in Excess of
Other Liabilities 80,259 0.1
Net Assets $ 127,287,227 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
2
Voya Strategic Allocation
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,177,367 $ — $ — $ 1,177,367
Mutual Funds 126,029,601 — — 126,029,601
Total Investments, at fair value $ 127,206,968 $ — $ — $ 127,206,968
Other Financial Instruments+
Futures 64,128 — — 64,128
Total Assets $ 127,271,096 $ — $ — $ 127,271,096
Liabilities Table
Other Financial Instruments+
Futures $ (89,239) $ — $ — $ (89,239)
Total Liabilities $ (89,239) $ — $ — $ (89,239)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 14,007,479 $ 6,044,579 $ (1,691,396) $ (387,721) $ 17,972,941 $ 499,186 $ (237,562) $ —
Voya Large Cap Value Portfolio -
Class R6
6,167,018 656,207 (1,285,187) 893,024 6,431,062 — (796,237) 78,249
Voya Limited Maturity Bond
Portfolio - Class I
3,058,008 1,630,727 (2,033,094) (26,192) 2,629,449 61,754 (1,006) —
Voya MidCap Opportunities
Portfolio - Class R6
4,735,448 1,124,917 (1,176,244) 1,040,155 5,724,276 — (468,293) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,852,268 1,599,573 (2,050,725) 403,839 3,804,955 — (245,397) —
Voya Multi-Manager International
Equity Fund - Class I
6,560,912 529,320 (1,279,139) 412,951 6,224,044 — (206,550) —
Voya Multi-Manager International
Factors Fund - Class I
5,185,467 1,071,563 (861,137) 350,731 5,746,624 — (48,509) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
4,890,418 1,247,299 (470,053) 3,495 5,671,159 — (50,598) —
Voya Short Term Bond Fund -
Class R6
— 1,350,715 (27,569) (7,037) 1,316,109 14,304 (98) —
Voya Small Cap Growth Fund -
Class R6
2,343,974 342,864 (303,894) 188,924 2,571,868 — 1,690 —
Voya Small Company Fund - Class
R6
3,636,881 505,795 (471,625) 168,886 3,839,937 — (6,387) —
Voya U.S. Stock Index Portfolio -
Class I
52,694,277 7,765,247 (8,763,679) 991,462 52,687,307 40,999 576,261 5,052,586
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
4,853,319 932,959 (596,912) (178,180) 5,011,186 116,769 (84,492) —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
3
Voya Strategic Allocation
Growth Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 5,742,597 $ 667,009 $ (2,796,231) $ 2,785,309 $ 6,398,684 $ — $ (1,138,785) $ 103,838
$ 117,728,066 $ 25,468,774 $ (23,806,885) $ 6,639,646 $ 126,029,601 $ 733,012 $ (2,705,963) $ 5,234,673
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 10 12/19/23 $ 1,186,875 $ (89,239)
$ 1,186,875 $ (89,239)
Short Contracts:
S&P 500 E-Mini (6) 12/15/23 (1,297,650) 64,128
$ (1,297,650) $ 64,128
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 4,699,581
Gross Unrealized Depreciation (7,629,027)
Net Unrealized Depreciation $ (2,929,446)